CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net increase in net assets resulting from operations	$ 11	$ 161
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Capitalized paid-in-kind income	(351)	(15)
Amortization of premium/accretion of discount, net	(12)	(96)
Proceeds from sales of investments	1,150	16,011
Proceeds from paydowns on investments	12,540	641
Net receipt of settlement of derivatives		115
Net payment of settlement of derivatives		(13)
Net realized gains on derivatives		(101)
Purchases of investments	(104)	(6,061)
Net realized losses on investments	3,356	524
Net change in unrealized appreciation on investments	(3,188)	(2)
Net change in unrealized depreciation on foreign currency forward contracts		73
(Increase) decrease in operating assets:
Interest and dividend income receivable	106	324
Principal receivable	32	11,486
Receivable from related parties	4	5
Prepaid expenses and other assets	73	134
Increase (decrease) in operating liabilities:
Accrued management fee	(12)	(91)
Payable to related parties	(76)
Accrued professional services fees	(97)
Accounts payable, accrued expenses and other liabilities	(7)	(258)
Net cash provided by operating activities	13,425	22,837
Financing activities
Distributions paid	(15,101)	(27,388)
Net cash used in financing activities	(15,101)	(27,388)
Net decrease in cash and cash equivalents	(1,676)	(4,551)
Cash and cash equivalents, beginning of period	3,688	8,956
Cash and cash equivalents, end of period	$ 2,012	$ 4,405